ADVANCE TO SUPPLIERS	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
ADVANCE TO SUPPLIERS [Text Block]

NOTE 4 – ADVANCE TO SUPPLIERS

	As of December 31,
	2011	2010
Advance to suppliers	$27,183,336	$36,690,325

Advance to suppliers represents amounts prepaid for raw materials. The advances are applied against amounts due to the supplier as the materials are received.

NOTE 5 – ADVANCE TO SUPPLIERS

	September 30, 2012	December 31, 2011
	(Unaudited)
Advance to suppliers	$77,142,658	$27,183,336

Advance to suppliers represents amounts prepaid for raw materials. The advances are applied against amounts due to the supplier as the materials are received.